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                                  PRUDENTIAL



                                       November 2, 2001


VIA EDGAR
---------

Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, DC 20549



     Re: Prudential Municipal Series Fund
         (File No. 2-91216)

Ladies and Gentlemen:

     Pursuant to subparagraph (j) of Rule 497 under the Securities Act of 1933, as amended, the registrant hereby certifies (i) that its Prospectus and Statement of Additional Information that would have been filed pursuant to Rule 497(c) would not have differed from the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 41 and (ii) that the text of Post-Effective Amendment No. 41 was filed electronically on November 1, 2001.



                                       Prudential Municipal Series Fund

                                       By:  /s/ Deborah A. Docs
                                          -----------------------
                                            Deborah A. Docs, Esq.
                                            Secretary